Issued capital and reserves - Shares Issued and Fully Paid (Details) € / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Jun. 24, 2022 € / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares) | shares	251,408,922	251,408,922	246,262,004	246,262,004	193,426,478	193,426,478
Ordinary shares	$ 2,934	€ 2,514	$ 2,878	€ 2,463	$ 2,306	€ 1,934
Par value per share | € / shares		€ 0.01		€ 0.01		€ 0.02	€ 0.01